Fidelity (logo) Investments®|||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||	FMR Corp. 82 Devonshire Street Boston MA 02109-3614 617 563 7000

||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||	January 3, 2003

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street, N.W.

Washington, DC 20549

Attention: File Room

Re:	Fidelity Advisor Series II Trust (the trust):

Fidelity Advisor Floating Rate High Income Fund;
Fidelity Advisor Government Investment Fund;
Fidelity Advisor High Income Fund;
Fidelity Advisor High Income Advantage Fund;
Fidelity Advisor Intermediate Bond Fund;
Fidelity Advisor Mortgage Securities Fund;
Fidelity Advisor Municipal Income Fund;
Fidelity Advisor Short-Fixed Income Fund (the funds)

File Nos. 33-6516 and 811-4707

__________________________________________________________________________

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectuses and Statement of Additional Information with respect to the above referenced funds do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||	Very truly yours,

/s/ Eric D. Roiter
Eric D. Roiter
Secretary